SHARE-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Summary of assumptions used to estimate the fair value of stock options granted using the Black-Scholes-Merton option pricing model

	2021	2020
Assumptions:
Risk-free interest rate	0.47% – 0.66%	1.35% – 1.41%
Expected term (in years)	5.81 – 5.89	5.57 – 6.14
Expected volatility	49.83% – 49.98%	43.11% – 43.91%
Expected dividend yield	—%	—%

The following assumptions were used to estimate the fair value of stock options granted using the Black- Scholes-Merton option pricing model at December 31:

	2020	2019
Assumptions:
Risk-free interest rate	0.30% - 1.41%	1.59% - 2.58%
Expected term (in years)	5.32 - 6.14	5.00 - 6.14
Expected volatility	43.11% - 50.14%	41.00% - 43.92%
Expected dividend yield	—%	—%

Summary of summary of stock option activity

			Weighted Average
			Remaining
	Options	Weighted Average	Contractual Term	Aggregate
	Outstanding	Exercise Price	in Years	Intrinsic Value
Balance at December 31, 2020	251,847	$1.00	8.06	$89,100
Granted	70,164	$5.74	9.64	140,436
Exercised	(44,222)	$1.00	—	—
Cancelled/forfeited	(8,019)	$1.00	—	—
Balance at September 30, 2021	269,770	$2.27	8.03	$1,103,834

Options exercisable at September 30, 2021	207,481	$1.00	7.54	$867,665

A summary of stock option activity under the Plans is as follows:

			Weighted Average
			Remaining
	Options	Weighted Average	Contractual Term
	Outstanding	Exercise Price	in Years
Balance at January 1, 2019	90,799	$2.57	8.78
Granted	162,016	$1.13
Exercised	(562)	$6.52
Cancelled/forfeited	(27,369)	$6.09
Balance at December 31, 2019	224,884	$1.08	8.78
Granted	43,259	$1.00
Exercised	—	$1.00
Cancelled/forfeited	(16,296)	$4.20
Balance at December 31, 2020	251,847	$1.00	8.06
Options exercisable at December 31, 2020	180,716	$1.00	7.85

9.SHARE-BASED COMPENSATION (continued)